PRINCIPAL ACTIVITIES AND ORGANIZATION - Additional Information (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021 USD ($)
PRINCIPAL ACTIVITIES AND ORGANIZATION
Losses on inventory, property, equipment, right of use assets (net of corresponding lease liabilities) and intangible assets	¥ 466.2			$ 73.2
Customer concentration | Net revenue | On-demand Distributed Mini Warehouse (DMW) service and next-day delivery business
PRINCIPAL ACTIVITIES AND ORGANIZATION
Concentration risk (in percentage)	90.00%	90.00%	90.00%
Customer concentration | Total cost of revenue | On-demand Distributed Mini Warehouse (DMW) service and next-day delivery business
PRINCIPAL ACTIVITIES AND ORGANIZATION
Concentration risk (in percentage)	90.00%	90.00%	90.00%